First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 2.9%
	Banks – 2.8%
5,079	Bank of America Corp., Series L	7.25%	(a)	$7,151,232
6,593	Wells Fargo & Co., Series L	7.50%	(a)	9,389,157
				16,540,389
	Food Products – 0.1%
400,000	Land O’ Lakes, Inc. (b)	7.25%	(a)	432,398
	Total $1,000 Par Preferred Securities			16,972,787
	(Cost $16,997,638)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 91.3%
	Banks – 40.8%
$4,950,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	5,523,383
1,145,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,277,631
2,400,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (d) (e)	6.50%	(a)	2,499,000
500,000	Banco Mercantil del Norte S.A. (c) (d) (e)	6.88%	(a)	504,440
400,000	Banco Mercantil del Norte S.A. (b) (d) (e)	6.88%	(a)	403,552
900,000	Banco Mercantil del Norte S.A. (c) (d) (e)	7.50%	(a)	919,238
842,000	Banco Mercantil del Norte S.A. (c) (d) (e)	7.63%	(a)	861,244
1,400,000	Banco Mercantil del Norte S.A. (c) (d) (e)	8.38%	(a)	1,536,675
2,000,000	Banco Santander S.A. (d) (e)	4.75%	(a)	1,927,000
4,600,000	Banco Santander S.A. (b) (d) (e)	7.50%	(a)	4,898,563
3,000,000	Bank of America Corp., Series AA (e)	6.10%	(a)	3,235,815
1,656,000	Bank of America Corp., Series RR (e)	4.38%	(a)	1,643,580
5,400,000	Bank of America Corp., Series X (e)	6.25%	(a)	5,727,375
3,700,000	Bank of Nova Scotia (The) (e)	4.90%	(a)	3,866,500
1,000,000	Bank of Nova Scotia (The), Series 2 (e)	3.63%	10/27/81	922,312
2,300,000	Barclays PLC (d) (e)	4.38%	(a)	2,177,180
1,450,000	Barclays PLC (d) (e)	6.13%	(a)	1,543,815
2,000,000	Barclays PLC (d) (e)	7.75%	(a)	2,130,000
12,729,000	Barclays PLC (d) (e)	8.00%	(a)	13,902,868
700,000	BBVA Bancomer S.A. (c) (d) (e)	5.88%	09/13/34	744,737
8,000,000	BNP Paribas S.A. (c) (d) (e)	4.63%	(a)	7,884,000
2,300,000	BNP Paribas S.A. (c) (d) (e)	6.63%	(a)	2,434,435
4,000,000	BNP Paribas S.A. (c) (d) (e)	7.38%	(a)	4,475,980
2,195,000	Citigroup, Inc. (e)	3.88%	(a)	2,142,320
345,000	Citigroup, Inc. (e)	5.90%	(a)	354,056
1,281,000	Citigroup, Inc. (e)	5.95%	(a)	1,309,823
8,066,000	Citigroup, Inc., Series D (e)	5.35%	(a)	8,207,155
2,485,000	Citigroup, Inc., Series M (e)	6.30%	(a)	2,564,644
3,414,000	Citigroup, Inc., Series P (e)	5.95%	(a)	3,618,840
1,000,000	Citigroup, Inc., Series V (e)	4.70%	(a)	1,003,800
1,049,000	Citigroup, Inc., Series W (e)	4.00%	(a)	1,038,510
2,979,000	Citigroup, Inc., Series Y (e)	4.15%	(a)	2,914,117
1,120,000	Citizens Financial Group, Inc., Series F (e)	5.65%	(a)	1,204,000
1,170,000	Citizens Financial Group, Inc., Series G (e)	4.00%	(a)	1,150,988
1,358,000	CoBank ACB, Series I (e)	6.25%	(a)	1,497,195
800,000	Comerica, Inc. (e)	5.63%	(a)	862,960
400,000	Commerzbank AG (b) (d) (e)	7.00%	(a)	420,267
2,806,000	Credit Agricole S.A. (c) (d) (e)	6.88%	(a)	3,016,141
1,300,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	1,412,807
1,000,000	Credit Agricole S.A. (b) (d) (e)	7.88%	(a)	1,086,775
2,200,000	Credit Agricole S.A. (c) (d) (e)	8.13%	(a)	2,551,175

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$4,800,000	Danske Bank A.S. (b) (d) (e)	4.38%	(a)	$4,647,000
550,000	Danske Bank A.S. (b) (d) (e)	6.13%	(a)	571,000
850,000	Danske Bank A.S. (b) (d) (e)	7.00%	(a)	914,770
800,000	Farm Credit Bank of Texas, Series 3 (c) (e)	6.20%	(a)	864,000
1,100,000	Farm Credit Bank of Texas, Series 4 (c) (e)	5.70%	(a)	1,177,000
5,864,000	Fifth Third Bancorp, Series H (e)	5.10%	(a)	5,937,300
6,854,000	First Citizens BancShares, Inc., Series B (e)	5.80%	(a)	7,145,295
400,000	HSBC Holdings PLC (d) (e)	4.60%	(a)	386,252
5,000,000	HSBC Holdings PLC (d) (e)	6.00%	(a)	5,290,650
3,070,000	HSBC Holdings PLC (d) (e)	6.38%	(a)	3,249,887
1,200,000	Huntington Bancshares, Inc., Series G (e)	4.45%	(a)	1,242,000
2,950,000	ING Groep N.V. (d) (e)	5.75%	(a)	3,103,651
1,400,000	ING Groep N.V. (d) (e)	6.50%	(a)	1,500,142
6,570,000	Intesa Sanpaolo S.p.A. (c) (d) (e)	7.70%	(a)	7,227,000
5,200,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (f)	3.77%	(a)	5,225,874
7,241,000	JPMorgan Chase & Co., Series Q (e)	5.15%	(a)	7,410,150
605,000	JPMorgan Chase & Co., Series R (e)	6.00%	(a)	629,200
10,424,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (f)	3.53%	(a)	10,448,179
475,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (f)	3.93%	(a)	475,000
1,550,000	Lloyds Banking Group PLC (d) (e)	6.75%	(a)	1,704,357
5,638,000	Lloyds Banking Group PLC (d) (e)	7.50%	(a)	6,125,631
1,000,000	M&T Bank Corp. (e)	3.50%	(a)	942,610
2,341,000	M&T Bank Corp., Series G (e)	5.00%	(a)	2,431,714
600,000	NatWest Group PLC (d) (e)	6.00%	(a)	633,360
1,550,000	NatWest Group PLC (d) (e)	8.00%	(a)	1,748,129
2,425,000	Nordea Bank Abp (c) (d) (e)	6.63%	(a)	2,699,340
1,200,000	PNC Financial Services Group (The), Inc., Series T (e)	3.40%	(a)	1,133,988
1,000,000	Regions Financial Corp., Series D (e)	5.75%	(a)	1,077,590
200,000	Skandinaviska Enskilda Banken AB (b) (d) (e)	5.13%	(a)	205,759
3,800,000	Societe Generale S.A. (c) (d) (e)	5.38%	(a)	3,834,200
4,211,000	Societe Generale S.A. (c) (d) (e)	7.88%	(a)	4,520,930
400,000	Societe Generale S.A. (b) (d) (e)	7.88%	(a)	429,440
2,639,000	Societe Generale S.A. (c) (d) (e)	8.00%	(a)	2,981,898
3,800,000	Standard Chartered PLC (c) (d) (e)	4.30%	(a)	3,562,500
1,500,000	Standard Chartered PLC (c) (d) (e)	6.00%	(a)	1,571,250
1,400,000	SVB Financial Group, Series C (e)	4.00%	(a)	1,364,282
3,185,000	SVB Financial Group, Series D (e)	4.25%	(a)	3,141,206
1,000,000	Swedbank AB, Series NC5 (b) (d) (e)	5.63%	(a)	1,046,875
463,000	Texas Capital Bancshares, Inc. (e)	4.00%	05/06/31	477,727
3,500,000	Truist Financial Corp., Series L (e)	5.05%	(a)	3,473,750
7,800,000	Truist Financial Corp., Series N (e)	4.80%	(a)	7,975,500
3,850,000	UniCredit S.p.A. (b) (d) (e)	8.00%	(a)	4,179,171
600,000	UniCredit S.p.A. (c) (e)	7.30%	04/02/34	689,743
750,000	UniCredit S.p.A. (c) (e)	5.46%	06/30/35	784,811
3,130,000	Wells Fargo & Co., Series BB (e)	3.90%	(a)	3,102,065
				236,677,072
	Capital Markets – 12.9%
4,820,000	Apollo Management Holdings L.P. (c) (e)	4.95%	01/14/50	4,839,980
500,000	Bank of New York Mellon (The) Corp., Series G (e)	4.70%	(a)	528,125
1,870,000	Bank of New York Mellon (The) Corp., Series I (e)	3.75%	(a)	1,818,575
4,000,000	Charles Schwab (The) Corp., Series E (e)	4.63%	(a)	4,007,000
3,218,000	Charles Schwab (The) Corp., Series G (e)	5.38%	(a)	3,472,222
3,410,000	Charles Schwab (The) Corp., Series I (e)	4.00%	(a)	3,373,104
4,170,000	Credit Suisse Group AG (c) (d) (e)	5.25%	(a)	4,168,749

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$3,900,000	Credit Suisse Group AG (c) (d) (e)	6.25%	(a)	$4,099,875
3,100,000	Credit Suisse Group AG (c) (d) (e)	6.38%	(a)	3,243,375
1,314,000	Credit Suisse Group AG (c) (d) (e)	7.50%	(a)	1,404,002
4,150,000	Credit Suisse Group AG (c) (d) (e)	7.50%	(a)	4,325,918
5,450,000	Deutsche Bank AG (d) (e)	6.00%	(a)	5,518,125
4,400,000	Deutsche Bank AG (d) (e)	7.50%	(a)	4,680,500
4,730,000	EFG International AG (b) (d) (e)	5.50%	(a)	4,800,690
3,000,000	Goldman Sachs Group (The), Inc., Series Q (e)	5.50%	(a)	3,142,500
1,200,000	Goldman Sachs Group (The), Inc., Series R (e)	4.95%	(a)	1,237,440
765,000	Goldman Sachs Group (The), Inc., Series T (e)	3.80%	(a)	737,682
1,765,000	Goldman Sachs Group (The), Inc., Series U (e)	3.65%	(a)	1,683,369
798,000	Goldman Sachs Group (The), Inc., Series V (e)	4.13%	(a)	779,646
2,204,000	Morgan Stanley, Series M (e)	5.88%	(a)	2,466,945
3,334,000	State Street Corp., Series F, 3 Mo. LIBOR + 3.60% (f)	3.80%	(a)	3,348,832
5,500,000	UBS Group AG (c) (d) (e)	4.88%	(a)	5,506,050
2,500,000	UBS Group AG (b) (d) (e)	6.88%	(a)	2,721,545
1,425,000	UBS Group AG (c) (d) (e)	7.00%	(a)	1,507,044
1,500,000	UBS Group AG (b) (d) (e)	7.00%	(a)	1,586,362
				74,997,655
	Consumer Finance – 0.7%
2,497,000	American Express Co. (e)	3.55%	(a)	2,397,120
1,932,000	Capital One Financial Corp., Series M (e)	3.95%	(a)	1,893,360
				4,290,480
	Diversified Financial Services – 2.3%
3,000,000	American AgCredit Corp. (c) (e)	5.25%	(a)	3,067,500
2,775,000	Ares Finance Co., III LLC (c) (e)	4.13%	06/30/51	2,763,577
2,250,000	Capital Farm Credit ACA, Series 1 (c) (e)	5.00%	(a)	2,317,500
650,000	Compeer Financial ACA (c) (e)	4.88%	(a)	663,000
650,000	Depository Trust & Clearing (The) Corp., Series D (c) (e)	3.38%	(a)	630,094
2,712,000	Voya Financial, Inc. (e)	5.65%	05/15/53	2,766,552
755,000	Voya Financial, Inc., Series A (e)	6.13%	(a)	783,313
				12,991,536
	Diversified Telecommunication Services – 0.7%
1,365,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	1,425,060
2,326,000	Koninklijke KPN N.V. (b) (e)	7.00%	03/28/73	2,428,344
				3,853,404
	Electric Utilities – 4.2%
830,000	Duke Energy Corp. (e)	4.88%	(a)	856,975
1,158,000	Edison International, Series B (e)	5.00%	(a)	1,156,472
6,962,000	Emera, Inc., Series 16-A (e)	6.75%	06/15/76	7,875,763
2,400,000	Enel S.p.A. (c) (e)	8.75%	09/24/73	2,644,824
1,428,000	Southern (The) Co., Series 21-A (e)	3.75%	09/15/51	1,397,112
3,100,000	Southern (The) Co., Series B (e)	5.50%	03/15/57	3,092,111
7,500,000	Southern California Edison Co., Series E (e)	6.25%	(a)	7,476,060
				24,499,317
	Energy Equipment & Services – 0.4%
276,000	Transcanada Trust (e)	5.63%	05/20/75	285,660
1,600,000	Transcanada Trust (e)	5.50%	09/15/79	1,686,000
				1,971,660

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products – 2.1%
$1,200,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	$1,252,500
1,400,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,616,181
6,146,000	Land O’Lakes, Inc. (c)	7.00%	(a)	6,537,439
2,220,000	Land O’Lakes, Inc. (c)	7.25%	(a)	2,399,809
535,000	Land O’Lakes, Inc. (c)	8.00%	(a)	576,462
				12,382,391
	Insurance – 14.3%
1,500,000	Allianz SE (c) (e)	3.50%	(a)	1,475,625
3,200,000	Asahi Mutual Life Insurance Co. (b) (e)	6.50%	(a)	3,379,200
3,858,000	Assurant, Inc. (e)	7.00%	03/27/48	4,388,475
5,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	5,821,898
1,700,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	1,875,142
4,170,000	AXIS Specialty Finance LLC (e)	4.90%	01/15/40	4,352,375
1,332,000	Enstar Finance LLC (e)	5.75%	09/01/40	1,380,245
5,072,000	Enstar Finance LLC (e)	5.50%	01/15/42	5,018,160
4,800,000	Global Atlantic Fin Co. (c) (e)	4.70%	10/15/51	4,788,136
1,964,000	Kuvare US Holdings, Inc. (c) (e)	7.00%	02/17/51	2,089,205
1,000,000	La Mondiale SAM (b) (e)	5.88%	01/26/47	1,105,395
6,850,000	Lancashire Holdings Ltd. (b) (e)	5.63%	09/18/41	7,228,600
5,300,000	Liberty Mutual Group, Inc. (c) (e)	4.13%	12/15/51	5,228,662
4,701,000	Markel Corp. (e)	6.00%	(a)	5,024,194
2,900,000	MetLife, Inc. (c)	9.25%	04/08/38	4,298,989
500,000	MetLife, Inc., Series G (e)	3.85%	(a)	505,000
3,200,000	Phoenix Group Holdings PLC (b) (e)	5.63%	(a)	3,281,776
3,500,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (f)	3.20%	05/15/55	3,437,029
7,247,000	Progressive (The) Corp., Series B (e)	5.38%	(a)	7,337,588
3,000,000	Prudential Financial, Inc. (e)	5.88%	09/15/42	3,041,281
2,200,000	QBE Insurance Group Ltd. (c) (e)	5.88%	(a)	2,332,000
1,000,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	1,085,000
200,000	QBE Insurance Group Ltd. (b) (e)	7.50%	11/24/43	217,000
2,850,000	QBE Insurance Group Ltd. (b) (e)	6.75%	12/02/44	3,103,351
300,000	QBE Insurance Group Ltd. (b) (e)	5.88%	06/17/46	325,209
999,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	2.87%	12/15/65	924,148
				83,043,683
	Multi-Utilities – 3.7%
4,927,000	Algonquin Power & Utilities Corp. (e)	4.75%	01/18/82	4,871,934
5,286,000	CenterPoint Energy, Inc., Series A (e)	6.13%	(a)	5,408,820
948,000	CMS Energy Corp. (e)	3.75%	12/01/50	907,579
180,000	Dominion Energy, Inc., Series B (e)	4.65%	(a)	185,400
906,000	NiSource, Inc. (e)	5.65%	(a)	926,385
3,000,000	Sempra Energy (e)	4.88%	(a)	3,145,350
5,973,000	Sempra Energy (e)	4.13%	04/01/52	5,842,109
				21,287,577
	Oil, Gas & Consumable Fuels – 5.7%
1,600,000	Buckeye Partners L.P. (e)	6.38%	01/22/78	1,377,664
5,352,000	DCP Midstream L.P., Series A (e)	7.38%	(a)	5,140,757
2,662,000	DCP Midstream Operating L.P. (c) (e)	5.85%	05/21/43	2,540,247
1,026,000	Enbridge, Inc. (e)	6.25%	03/01/78	1,091,318
7,398,000	Enbridge, Inc., Series 16-A (e)	6.00%	01/15/77	7,858,556
2,000,000	Enbridge, Inc., Series 20-A (e)	5.75%	07/15/80	2,195,000
1,395,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (f)	3.15%	11/01/66	1,142,366
100,000	Energy Transfer L.P., Series B (e)	6.63%	(a)	95,406

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$3,998,000	Energy Transfer L.P., Series F (e)	6.75%	(a)	$3,975,811
948,000	Energy Transfer L.P., Series H (e)	6.50%	(a)	971,994
4,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	2.95%	06/01/67	4,243,806
2,341,000	Enterprise Products Operating LLC, Series D (e)	4.88%	08/16/77	2,155,057
				32,787,982
	Trading Companies & Distributors – 2.4%
9,900,000	AerCap Holdings N.V. (e)	5.88%	10/10/79	10,058,004
1,127,000	Air Lease Corp., Series B (e)	4.65%	(a)	1,138,518
2,940,000	Aircastle Ltd. (c) (e)	5.25%	(a)	2,940,000
				14,136,522
	Transportation Infrastructure – 1.1%
3,950,000	AerCap Global Aviation Trust (c) (e)	6.50%	06/15/45	4,216,072
2,000,000	BNSF Funding Trust I (e)	6.61%	12/15/55	2,195,000
				6,411,072
	Total Capital Preferred Securities			529,330,351
	(Cost $522,865,513)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.1%
	Insurance – 2.1%
11,900,342	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (c) (h)	7.63%	10/15/25	12,332,562
	(Cost $12,611,979)
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
2,360,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	2,372,051
	(Cost $2,389,780)

Total Investments – 96.7%	561,007,751
(Cost $554,864,910)
Net Other Assets and Liabilities – 3.3%	18,994,479
Net Assets – 100.0%	$580,002,230

(a)	Perpetual maturity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $163,045,581 or 28.1% of net assets.
(d)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2022, securities noted as such amounted to $169,826,333 or 29.3% of net assets. Of these securities, 2.9% originated in emerging markets, and 97.1% originated in foreign markets.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Floating or variable rate security.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 through January 31, 2022), the Fund received no in-kind distributions for Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$ 16,972,787	$ 16,972,787	$ —	$ —
Capital Preferred Securities*	529,330,351	—	529,330,351	—
Foreign Corporate Bonds and Notes*	12,332,562	—	12,332,562	—
Corporate Bonds and Notes*	2,372,051	—	2,372,051	—
Total Investments	$ 561,007,751	$ 16,972,787	$ 544,034,964	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/22/21 to 12/10/21	$1,200,000	$104.38	$1,222,750	$1,252,500	0.22%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 to 07/21/21	1,400,000	115.44	1,550,654	1,616,181	0.28
				$2,773,404	$2,868,681	0.50%